Offerings	Dec. 15, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	578,143
Proposed Maximum Offering Price per Unit | $ / shares	7.73
Maximum Aggregate Offering Price	$ 4,469,045.39
Fee Rate	0.01381%
Amount of Registration Fee	$ 617.18
Offering Note	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover an indeterminate number of shares of Common Stock of Digital Brands Group, Inc. that may be issued and resold resulting from stock splits, stock dividends or similar transactions. Represents Shares of Common Stock that may be offered for resale Selling Stockholders described in this prospectus, comprised of (i) 11,373 July Crimson Tide Shares, (ii) 24,477 October Crimson Tide Shares, (iii) 385,107 Grove Collective Shares, and (iv) 157,186 Buffalo Sports Shares.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the shares of Common Stock as reported on The Nasdaq Capital Market on December 8, 2025.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,442,308
Proposed Maximum Offering Price per Unit | $ / shares	8.17
Maximum Aggregate Offering Price	$ 11,783,656.36
Amount of Registration Fee	$ 1,627.32
Offering Note	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover an indeterminate number of shares of Common Stock of Digital Brands Group, Inc. that may be issued and resold resulting from stock splits, stock dividends or similar transactions. Represents Shares of Common Stock that may be offered for resale Selling Stockholders described in this prospectus, comprised of (i) 11,373 July Crimson Tide Shares, (ii) 24,477 October Crimson Tide Shares, (iii) 385,107 Grove Collective Shares, and (iv) 157,186 Buffalo Sports Shares.Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover an indeterminate number of shares of Common Stock of Digital Brands Group, Inc. that may be issued and resold resulting from stock splits, stock dividends or similar transactions. Represents Shares of Common Stock that may be offered for resale Selling Stockholders described in this prospectus, comprised of (i) 1,081,731 Holdco Shares, and (ii) 360,577 AAA Shares.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the shares of Common Stock as reported on The Nasdaq Capital Market on October 17, 2025.